united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734 -

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Principal Amount ($)				Interest Rate	Maturity		Value
		BONDS & NOTES - 13.5%
		AUTO MANUFACTURERS - 0.4%
250,000		Ford Motor Credit Co. LLC		2.3750%	3/12/2019		$ 251,328

		BANKS - 4.7%
250,000		Bank of Montreal		1.5000	7/18/2019		248,480
125,000		Citigroup, Inc.		1.8500	11/24/2017		125,076
156,000		Credit Suisse AG		6.0000	2/15/2018		158,402
250,000		Discover Bank		1.9000	8/10/2020		250,250
150,000		Fifth Third Bancorp		4.5000	6/1/2018		152,781
250,000		MUFG Americas Holdings Corp.		2.2500	2/10/2020		250,545
250,000		Morgan Stanley		2.6500	1/27/2020		253,007
250,000		National Australia Bank		2.6250	7/23/2020		253,413
250,000		Park National Bank		1.8000	3/30/2020		250,070
250,000		Santander UK Group Holdings PLC		3.1250	1/8/2021		254,739
250,000		Sumitomo Mitsui Banking		2.4500	1/16/2020		252,025
250,000		Toronto-Dominion Bank		2.2500	11/5/2019		251,995
							2,700,783
		BEVERAGES - 0.1%
55,000		Coca-Cola Femsa SAB de CV		2.3750	11/26/2018		55,400

		BIOTECHNOLOGY - 0.3%
150,000		Celgene Corp.		2.3000	8/15/2018		150,885

		COMMERCIAL SERVICES - 0.3%
150,000		Western Union Co.		2.8750	12/10/2017		150,343

		ELECTRIC - 0.4%
250,000		Edison International		2.1250	4/15/2020		250,153

		ELECTRONICS - 0.9%
250,000		Amphenol Corp.		2.2000	4/1/2020		250,499
250,000		Tyco Electronics Group SA		2.3750	12/17/2018		251,486
							501,985
		FOOD - 0.4%
250,000		Sysco Corp.		1.9000	4/1/2019		249,937

		HEALTHCARE-PRODUCTS - 0.5%
250,000		Thermo Fisher Scientific, Inc.		2.4000	2/1/2019		251,769

		HEALTHCARE-SERVICES - 0.9%
150,000		Catholic Health Initiatives		1.6000	11/1/2017		149,997
125,000		Laboratory Corp. of America Holdings		2.5000	11/1/2018		125,577
250,000		Quest Diagnostics, Inc.		2.5000	3/30/2020		251,365
							526,939
		INTERNET - 0.4%
250,000		Alibaba Group Holding Ltd.		2.5000	11/28/2019		252,196

		LODGING - 0.7%
250,000		Marriott International, Inc.		3.0000	3/1/2019		253,219
125,000		Starwood Hotels & Resorts Worldwide LLC		6.7500	5/15/2018		128,835
							382,054
		MACHINERY - CONSTRUCTION & MINING - 0.4%
250,000		Caterpillar Financial Services Corp.		1.1500	8/15/2019		246,752

		MACHINERY - DIVERSIFIED - 0.2%
125,000		Roper Technologies, Inc.		2.0500	10/12018		125,332

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Principal Amount ($)				Interest Rate	Maturity		Value
		MISCELLAENOUS MANUFACTURING - 0.5%
250,000		Ingersoll-Rand Global Holdings Co., Ltd.		2.8750%	1/15/2019		$ 252,929

		PHARMACEUTICALS - 0.9%
250,000		Express Scripts Holdings Co.		2.2500	6/15/2019		251,097
250,000		Teva Pharmaceuticals Finance IV LLC.		2.2500	3/18/2020		246,823
							497,920
		RETAIL - 0.2%
125,000		Staples, Inc.		2.7500	1/12/2018		125,204

		SEMICONDUCTORS - 0.4%
250,000		Xilinx, Inc.		2.1250	3/15/2019		250,716

		TELECOMMUNICATIONS - 0.5%
250,000		Verizon Communications, Inc.		2.5500	6/17/2019		253,411

		TOYS/GAMES/HOBBIES - 0.4%
250,000		Mattel, Inc.		2.3500	5/6/2019		250,661

		TOTAL BONDS & NOTES (Cost - $7,731,833)					7,726,697

		CERTIFICATES OF DEPOSITS - 12.2%
		AUTO MANUFACTURERING - 0.7%
125,000		BMW Bank of North America		1.2500	3/12/2018		125,109
250,000		BMW Bank of North America		1.7000	2/24/2020		249,593
							374,702
		BANKS - 10.7%
250,000		Abacus FSB		1.1000	7/29/2019		247,417
125,000		Ally Bank		1.2500	2/26/2018		125,109
125,000		Ally Bank		1.7000	10/1/2018		125,242
150,000		American Express Bank FSB		1.7000	7/16/2018		150,137
250,000		American Express Bank FSB		1.9500	8/31/2020		249,462
125,000		American Express Centurion Bank		1.2500	4/30/2018		125,007
125,000		American Express Centurion Bank		1.3500	5/21/2018		124,954
125,000		American Express Centurion Bank		1.5500	6/18/2018		124,917
250,000		Barclays Bank/Delaware		1.9500	9/21/2020		250,454
150,000		Capital One NA/Mclean VA		1.7500	8/27/2018		150,352
250,000		Capital One NA		1.9000	6/15/2020		250,445
125,000		CIT Bank		1.5500	10/2/2017		125,006
125,000		Comenity Capital Bank		1.7500	8/10/2018		125,296
250,000		EnerBank USA		1.1500	5/28/2019		248,074
125,000		First Business Bank/Madison WI		1.1500	4/2/2018		124,947
125,000		FirstBank Puerto Rico		1.7500	8/31/2018		125,345
250,000		Goldman Sachs Bank USA/New York NY		1.7500	1/14/2019		251,087
125,000		Iberiabank		1.0000	10/16/2017		125,011
250,000		Israel Discount Bank of New York		1.3000	9/16/2019		247,126
125,000		JPMorgan Chase Bank NA		1.3000	3/13/2018		125,094
250,000		LCA Bank Corporation		1.2500	10/15/2019		246,934
250,000		Mercantil Commercebank NA		1.6000	12/28/2018		250,000
250,000		Merrick Bank		1.2000	10/11/2019		246,949
250,000		Oriental Bank		1.7500	12/17/2018		250,295

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Principal Amount ($)				Interest Rate	Maturity		Value
		BANKS (Continued - 10.7%)
250,000		Sallie Mae Bank		1.7500%	1/21/2020		$ 250,000
250,000		Springs Valley Bank & Trust Co.		1.2500	8/26/2019		247,343
250,000		Stearns Bank NA		1.6000	4/21/2020		248,743
250,000		Texas Exchange Bank SSB		2.0000	7/28/2020		250,679
250,000		TIAA FSB		1.8000	6/15/2020		249,786
250,000		Wells Fargo Bank		1.2500	4/22/2019		249,184
200,000		Worlds Foremost Bank		1.6000	6/25/2018		199,867
							6,110,262
		DIVERSIFIED FINANCIAL SERVICES - 0.4%
125,000		Capital One Bank USA NA		1.3500	1/2/2018		125,054
125,000		Capital One Bank USA NA		1.6000	7/2/2018		125,035
							250,089
		SAVINGS & LOANS - 0.4%
250,000		Third Federal Savings & Loan Assosication of Cleveland		1.9000	9/15/2020		250,113

		TOTAL CERTIFICATES OF DEPOSITS (Cost - $7,000,050)					6,985,166

Shares		EXCHANGE TRADED FUNDS - 55.7%
		COMMODITY FUNDS - 0.8%
3,914		SPDR Gold Shares (a) *					475,864

		DEBT FUNDS - 54.9%
81,900		Guggenheim BulletShares 2017 Corporate Bond ETF					1,852,169
87,400		Guggenheim BulletShares 2018 Corporate Bond ETF					1,852,006
87,200		Guggenheim BulletShares 2019 Corporate Bond ETF					1,853,000
86,100		Guggenheim BulletShares 2020 Corporate Bond ETF					1,852,011
36,800		Guggenheim Ultra Short Duration ETF					1,853,616
17,600		iShares 1-3 Year Credit Bond ETF					1,854,160
30,600		iShares Floating Rate Bond ETF					1,558,764
17,500		iShares Short Maturity Bond ETF					880,075
17,500		iShares Short-Term National Muni Bond ETF					1,854,475
18,200		PIMCO Enhanced Short Maturity Active Exchange-Traded Fund					1,852,760
36,700		PIMCO Short Term Municipal Bond Active Exchange-Traded Fund					1,851,515
60,300		SPDR Bloomberg Barclays Investment Grade Floating Rate ETF					1,853,622
60,400		SPDR Portfolio Short Term Corporate Bond ETF					1,852,468
38,100		SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF					1,851,660
29,000		SPDR SSgA Ultra Short Term Bond ETF					1,167,250
105,700		VanEck Vectors AMT-Free Short Municipal Index ETF					1,852,921
75,700		VanEck Vectors Short High-Yield Municipal Index ETF					1,851,622
23,200		Vanguard Short-Term Bond ETF					1,851,824
							31,395,918

		TOTAL EXCHANGE TRADED FUNDS (Cost - $31,869,665)					31,871,782

		SHORT-TERM INVESTMENTS - 13.0%
		MONEY MARKET FUNDS - 13.0%
6,179,081		Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.91% (b)					6,179,081
1,284,040		First American Government Obligations Fund - Class Z 0.89% (a,b)					1,284,040
		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,463,121)					7,463,121

		TOTAL INVESTMENTS - 94.4% (Cost - $54,064,669) (c)					$ 54,046,766
		OTHER ASSETS LESS LIABILITIES - 5.6%					3,194,677
		NET ASSETS - 100.0%					$ 57,241,443

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

		ETF - Exchange Traded Funds
	*	Non-Income producing investment.
	(a)	All or part of this instrument is a holding of GBSF Fund Limited.
	(b)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
	(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes of investments held by the Fund and the GBSF Fund Ltd. (excluding the value of futures) is $54,159,813 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

						Unrealized Appreciation:	$ 45,001
						Unrealized Depreciation:	(158,048)
						Net Unrealized Depreciation:	$ (113,047)
		FUTURES CONTRACTS
		OPEN LONG FUTURES CONTRACTS
					Notional Value at		Net
Number of					September 30,		Unrealized
Contracts		Issue	Exchange	Expiration	2017		Appreciation
445		Gold 100oz Future (a)	NY Comex	December-17	$ 57,111,300		$ 623,550

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by The Gold Bullion Strategy Fund ("Fund") in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Fund will calculate its daily net asset value ("NAV") per share at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the NYSE is open. As a result of calculating the Fund's NAV per share as of the NYSE Close, Fund securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

GBSF Fund Ltd. (“CFC”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in Gold-bullion related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair r market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The fair value team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investment
Bonds & Notes	$ -	$ 7,726,697	$ -	$ 7,726,697
Cerificates of Deposit	-	6,985,166	-	6,985,166
Exchange Traded Funds	31,871,782	-	-	31,871,782
Money Market Funds	7,463,121	-	-	7,463,121
Total Investment	$ 39,334,903	$ 14,711,863	$ -	$ 54,046,766
Derivatives
Futures Contract	$ 623,550	$ -	$ -	$ 623,550

* Refer to the Consolidated Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated portfolio of investments of the Fund includes the investments of GBSF Ltd. ("CFC"), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at September 30, 2017	% of Net Assets at September 30, 2017
GBSF Ltd.	7/9/2013	$ 5,471,586	9.56%

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at September 30, 2017 represent partially restricted deposits of $3,694,317 to meet margin and other broker regulatory requirements, and excess funds not required for margin. At September 30, 2017, the unrealized appreciation on future contracts amounted to $623,550, such appreciation was subject to commodity risk.

The derivative instruments as of September 30, 2017 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSF Ltd.).

General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Mutual Fund and ETN Risk: Mutual funds and exchange traded notes are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/28/2017

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/28/2017